RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Gross Fund Management Fee	$ 1,048,954	$ 1,068,902
Asset Management and Reporting Fee	84,856	171,823
Fund Management Fee net of Asset Management and Reporting Fee	964,098	897,079
Series Forty Seven [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	337,070	353,881
Asset Management and Reporting Fee	40,284	73,468
Fund Management Fee net of Asset Management and Reporting Fee	296,786	280,413
Series Forty Eight [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	200,784	203,917
Asset Management and Reporting Fee	17,124	67,957
Fund Management Fee net of Asset Management and Reporting Fee	183,660	135,960
Series Forty Nine [Member]
Related Party Transaction [Line Items]
Gross Fund Management Fee	511,100	511,104
Asset Management and Reporting Fee	27,448	30,398
Fund Management Fee net of Asset Management and Reporting Fee	$ 483,652	$ 480,706